CASH AND CASH EQUIVALENTS	21 Months Ended
Sep. 30, 2012
CASH AND CASH EQUIVALENTS [Text Block]

NOTE 3 – CASH AND CASH EQUIVALENTS

Cash and cash equivalent as of September 30, 2012 and December 31, 2011 were as follows:

	September 30, 2012	December 31,2011
	(Unaudited)
Cash on hand	$47,210	$5,996
Cash in bank	896,693	2,759,157

Total cash and cash equivalents	$943,903	$2,765,153